Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005564
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Investor Class
Trading Symbol	PRTIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Investor Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 468,138,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	9.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$468,138
Number of Portfolio Holdings	55

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
U.S. Treasury Notes	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190630
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	I Class
Trading Symbol	PRKIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - I Class	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 468,138,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	9.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$468,138
Number of Portfolio Holdings	55

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
U.S. Treasury Notes	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225819
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Z Class
Trading Symbol	TRZTX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 468,138,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	9.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$468,138
Number of Portfolio Holdings	55

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
U.S. Treasury Notes	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless